Property, plant and equipment, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 613,296	$ 534,252	$ 546,528